Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,262,493,760	1,169,773,260
Treasury stock, common stock shares	1,047,745	1,031,323